Related-party transactions (Details 2) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade payables	$ (2,819)	$ (3,479)	$ (6,241)
Other payables	(206)	(2,688)
SACME [Member]
IfrsStatementLineItems [Line Items]
Other receivables - noncurrent	124	6
Other payables	(206)	(229)
EDELCOS [Member]
IfrsStatementLineItems [Line Items]
Trade payables	(9,601)	(1,359)
Andina PLC [Member]
IfrsStatementLineItems [Line Items]
Other payables		$ (2,459)